Schedule of Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Prepaid expenses	$ 101	$ 485	$ 88
Prepaid insurance	7	284	23
CIRM receivable		1,360
Other	216	225	303
Prepaid expenses and other current assets	$ 324	$ 2,354	$ 414